SCHEDULE OF INTANGIBLE ASSETS (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning balance	£ 860,606
Additions	14,828
Cost, Ending balance	875,434
Amortization, Beginning balance	245,436
Amortization expense	24,792	£ 11,234
Amortization, Ending balance	270,228
Net book value	605,206		£ 615,170
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning balance	49,613
Additions
Cost, Ending balance	49,613
Amortization, Beginning balance	49,613
Amortization expense
Amortization, Ending balance	49,613
Net book value
Patents and Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Beginning balance	810,993
Additions	14,828
Cost, Ending balance	825,821
Amortization, Beginning balance	195,823
Amortization expense	24,792
Amortization, Ending balance	220,615
Net book value	£ 605,206		£ 615,170